2 SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets: Disclosure of detailed information about intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Disclosure of detailed information about intangible assets

Software platform	5 years	Straight-line
Acquired intellectual property	5 years	Straight-line
Acquired customer relationships	5 years	Straight-line
Acquired music label contracts	5 years	Straight-line